Annual Fund Operating Expenses - Harrison Street Infrastructure Active ETF [Member]	Dec. 23, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027

[1]	Based on estimated amounts for the current fiscal year.
[2]	Contractual arrangements have been made with the Fund’s investment manager, Harrison Street Private Wealth LLC (“Harrison Street” or the “Adviser”), through April 30, 2027 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.80%, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. These arrangements will be in place for at least one year from the date of this Prospectus and cannot be terminated prior without the Board of Trustees’ consent.